Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - XXX

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	1	0.00%	1
State	0	1	0.00%	1
Zip	0	1	0.00%	1
Original Loan Amount	0	1	0.00%	1
First Payment Date	0	1	0.00%	1
Original Term	1	1	100.00%	1
Amortization Term	1	1	100.00%	1
Maturity Date	0	1	0.00%	1
Original Interest Rate	0	1	0.00%	1
Amortization Type	1	1	100.00%	1
Representative FICO	0	1	0.00%	1
Property Type	0	1	0.00%	1
Lien Position	1	1	100.00%	1
Occupancy	0	1	0.00%	1
Purpose	0	1	0.00%	1
Appraised Value	0	1	0.00%	1
Contract Sales Price	1	1	100.00%	1
Original CLTV	0	1	0.00%	1
Original LTV	0	1	0.00%	1
Guideline Name	1	1	100.00%	1
Subject Debt Service Coverage Ratio	1	1	100.00%	1
Total	7	21	33.33%	1